Trust of Administration - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) km	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Disclosure of management trust [line items]
Contributions | $	$ 87,857	$ 40,170	$ 96,897
Improvement of railway	29.215
Parish Sur - Azul Norte [member]
Disclosure of management trust [line items]
Improvement of railway	259
Cauelas-Olavarra branch [member]
Disclosure of management trust [line items]
Improvement of railway	288,215
Monte Division [member] | Bottom of Range [member]
Disclosure of management trust [line items]
Improved distance of railway completed	295
Monte Division [member] | Top of Range [member]
Disclosure of management trust [line items]
Improved distance of railway completed	305